General and Administrative Expenses (Tables)	12 Months Ended
Mar. 31, 2024
Selling, general and administrative expense [Abstract]
Schedule of general and administrative expense [Table Text Block]
	Year ended March 31,
	2024	2023
	$	$
Management fees, salaries and wages	3,006	2,991
Marketing	1,298	1,019
Office, administration, and regulatory	4,697	4,604
Professional fees, advisory, and consulting	4,203	4,629
Total	13,204	13,243